Document and Entity Information	Dec. 13, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001711269
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 13, 2023
Entity Registrant Name	Evergy, Inc.
Entity Incorporation State Country Code	MO
Entity File Number	001-38515
Entity Tax Identification Number	82-2733395
Entity Address, Address Line One	1200 Main Street
Entity Address, City or Town	Kansas City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64105
City Area Code	(816)
Local Phone Number	556-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Evergy, Inc. common stock
Trading Symbol	EVRG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false